Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 82,522	$ 100,076		$ 8,669
Restricted cash				5,000
Accounts receivable	971	1,740		77
Commitment fee asset				610
Other current assets	2,031	4,516		3,714
Total current assets	85,524	106,332		18,070
Operating lease right-of-use assets	11,457
Network under construction	1,629	494		16,828
Property and equipment, net of accumulated depreciation	20,265	21,757		5,706
Intangible assets	4,098	4,095		4,144
Other assets	976	4,145		154
Total assets	123,949	136,823		44,902
Current liabilities:
Accounts payable	437	448		680
Accrued expenses and other current liabilities	4,254	4,600		3,561
Operating lease current liabilities	2,970
Deferred revenue	10	1,632
Total current liabilities	7,671	6,680		4,241
Warrants	4,725	28,875		101,325
Operating lease noncurrent liabilities	5,897
Senior secured loan				58,871
Other long-term liabilities	1,115	1,311		1,239
Total liabilities	19,408	36,866		165,676
Preferred Interests:
Class C Convertible Preferred Units, zero authorized, units issued and outstanding at December 31, 2021; authorized 13,400,000 units and 5,365,566 units issued and outstanding at December 31, 2020; aggregate liquidation preference of zero and $11,879,116 outstanding at December 31, 2021 and 2020, respectively				11,879
Class D Convertible Preferred Units, zero authorized, units issued and outstanding at December 31, 2021; authorized 94,550,000 units and 42,286,068 units issued and outstanding at December 31, 2020; aggregate liquidation preference of zero and $357,724,977 outstanding at December 31, 2021 and 2020, respectively				357,725
Total preferred interests				369,604
Common Stock, Value	11	11	[1]	2	[1]
Additional paid-in capital	761,934	747,928	[1]		[1]
Accumulated other comprehensive loss	(143)	(121)	[1]	(96)	[1]
Accumulated deficit	(657,260)	(647,861)	[1]	(490,284)	[1]
Common stock in treasury, at cost; 173 and zero shares at June 30, 2022 and December 31, 2021, respectively	(1)
Total stockholders’ equity	104,541	99,957	[1]	(490,378)	[1]
Total liabilities and stockholders’ equity	$ 123,949	$ 136,823	[1]	$ 44,902	[1]

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and 9.